Net Income from Measurement of Financial Instruments at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Net Income from Measurement of Financial Instruments at Fair Value through Profit or Loss
32.	NET INCOME FROM MEASUREMENT OF FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

Description	12/31/2018	12/31/2017
Gain from government securities	547,200	398,654
Gain from private securities	325,840	156,049
Gain from derivative financial instruments
Forwards transactions	249,438
Gain from other financial assets	250,345	50,580
Gain from investment in equity instruments	13,358	381,212
Loss from sales or derecognition of financial assets at fair value	(124,975)
Gain from derivative financial instruments
Forwards transactions		(41,587)

	1,261,206	944,908